Restructuring	9 Months Ended
Sep. 30, 2019
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
Restructuring charges
No restructuring charge was recognized during the nine months ended September 30, 2019 (September 30, 2018: $12.5 million).
Prior Period Restructuring charges
A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,430)	(992)	(4,422)
Provision at September 30, 2019	$855	$1,142	$1,997

A restructuring charge of $7.8 million was recognized during the year ended December 31, 2017 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization.

Workforce Reductions
(in thousands)
Total provision recognized	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(1,015)
Provision at December 31, 2018	$2,082
Utilized	(1,445)
Provision at September 30, 2019	$637

At September 30, 2019, $2.2 million is included within other liabilities and $0.4 million within non-current other liabilities.